CONSOLIDATED STATEMENTS OF CHANGE IN EQUITY (DEFICIT) (USD $) In Thousands, except Share data, unless otherwise specified	Total	Shenzhen Hospital Management	iKang Shanghai Guobin Blue Cross Clinic Co. Ltd	Shanghai Guobin Medical Center Co., Ltd	Shanghai iKang Jianwei Health Management Co., Ltd	Jiandatong Health Technology (Beijing) Co., Ltd	Changzhou iKang Guobin Clinic Co., Ltd	Fujian iKang Guobin Health Management Co., Ltd.	Shanghai Wangzu Guobin Medical Center Co., Ltd.	Shenzhen iKang Guobin Hospital Management Inc.	MediFast (Hong Kong) Limited	iKang's shareholder's equity (deficit)	iKang's shareholder's equity (deficit) iKang Shanghai Guobin Blue Cross Clinic Co. Ltd	iKang's shareholder's equity (deficit) Shanghai Guobin Medical Center Co., Ltd	iKang's shareholder's equity (deficit) Shanghai iKang Jianwei Health Management Co., Ltd	iKang's shareholder's equity (deficit) Shenzhen iKang Guobin Hospital Management Inc.	Common stock	Additional paid-in capital	Additional paid-in capital iKang Shanghai Guobin Blue Cross Clinic Co. Ltd	Additional paid-in capital Shanghai Guobin Medical Center Co., Ltd	Additional paid-in capital Shenzhen iKang Guobin Hospital Management Inc.	Statutory reserve	Accumulated equity/(deficit)	Accumulated equity/(deficit) Shanghai iKang Jianwei Health Management Co., Ltd	Accumulated other comprehensive income	Non-controlling Interest	Non-controlling Interest iKang Shanghai Guobin Blue Cross Clinic Co. Ltd	Non-controlling Interest Shanghai Guobin Medical Center Co., Ltd	Non-controlling Interest Shanghai iKang Jianwei Health Management Co., Ltd	Non-controlling Interest Jiandatong Health Technology (Beijing) Co., Ltd	Non-controlling Interest Changzhou iKang Guobin Clinic Co., Ltd	Non-controlling Interest Fujian iKang Guobin Health Management Co., Ltd.	Non-controlling Interest Shanghai Wangzu Guobin Medical Center Co., Ltd.	Non-controlling Interest Shenzhen iKang Guobin Hospital Management Inc.	Non-controlling Interest MediFast (Hong Kong) Limited
Balance at Mar. 31, 2011	$ (46,676)											$ (48,245)					$ 65	$ 16,103				$ 501	$ (67,327)		$ 2,413	$ 1,569
Balance (in shares) at Mar. 31, 2011																	6,476,645
Increase (Decrease) in Stockholders' Equity
Provision for statutory reserve	470																					470	(470)
Share-based compensation	216											216						216
Exercise of share options	136											136					1	135
Exercise of share options (in shares)	75,000																75,000
Exercise of share option to shareholders	271											271					1	1,762					(1,492)
Exercise of share option to shareholders (in shares)																	134,845
Change in effective ownership of iKang Zhejiang, Inc.	95											(95)						(95)								95
Capital contribution of non-controlling interest holder of iKang Zhejiang, Inc.	164																									164
Addition of non-controlling interest in connection with acquisition								305																								305
Dividend distribution to non-controlling interest holder of Shanghai Guobin Medical Center Co., Ltd.				(420)																								(420)
Deemed dividend on convertible redeemable preferred shares - accretion of redemption premium	(2,312)											(2,312)											(2,312)
Purchase of non-controlling interest	(1,711)	29	(191)	(14,721)						(209)			(15)	(13,157)		(238)			(15)	(13,157)	(238)						176	(1,564)						29
Net income	10,392											9,702											9,702			690
Foreign currency translation adjustment	1,541											1,525													1,525	16
Balance at Mar. 31, 2012	(51,504)											(52,212)					67	4,711				971	(61,899)		3,938	708
Balance (in shares) at Mar. 31, 2012																	6,686,490
Increase (Decrease) in Stockholders' Equity
Provision for statutory reserve	1,296																					1,296	(1,296)
Share-based compensation	2,273											2,273						2,273
Deemed dividend on convertible redeemable preferred shares - accretion of redemption premium	(84,306)											(84,306)											(84,306)
Net income	12,449											12,111											12,111			338
Foreign currency translation adjustment	568											584													584	(16)
Redesignation to Series F convertible redeemable preferred shares	(2,645)											(2,645)					(2)	(2,643)
Redesignation to Series F convertible redeemable preferred shares (in shares)																	(205,245)
Balance at Mar. 31, 2013	(123,165)											(124,195)					65	4,341				2,267	(135,390)		4,522	1,030
Balance (in shares) at Mar. 31, 2013																	6,481,245
Increase (Decrease) in Stockholders' Equity
Provision for statutory reserve	2,738																					2,738	(2,738)
Share-based compensation	930											930						930
Addition of non-controlling interest in connection with acquisition					(172)	82	732				1,690				(172)									(172)					172	82	732				1,690
Dividend distribution to non-controlling interest holder of Shanghai Guobin Medical Center Co., Ltd.									(44)																								44
Deemed dividend on convertible redeemable preferred shares - accretion of redemption premium	(20,436)											(20,436)											(20,436)
Purchase of non-controlling interest	(142)		(326)										(184)						(184)								(142)
Net income	21,926											21,607											21,607			319
Foreign currency translation adjustment	(779)											(758)													(758)	(21)
iKang Healthcare Group, Inc. one common share of US$0.01 entered into a share swap agreement (in shares)																	1
Redesignation to Series F convertible redeemable preferred shares	(3,749)											(3,749)					(4)	(3,745)
Redesignation to Series F convertible redeemable preferred shares (in shares)																	(311,572)
Balance at Mar. 31, 2014	$ (123,139)											$ (126,957)					$ 61	$ 1,342				$ 5,005	$ (137,129)		$ 3,764	$ 3,818
Balance (in shares) at Mar. 31, 2014																	6,169,674